Business combination_Details of Business combination (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [Line Items]
Explanation of effect of changes in composition of entity during interim period		If, within one year of the acquisition date, new information obtained about the facts and circumstances that existed at the acquisition date requires the adjustment of the amounts recognized at the acquisition date, or the recognition of additional provisions existing at the acquisition date, the accounting for the business combination will be adjusted.
Description of primary reasons for business combination		The main reasons for the business combination are to maximize synergy between the consolidated subsidiaries and to strengthen the non-bank business portfolio.
Description of factors that make up goodwill recognised		In the event of a business combination, the consideration transferred includes the premium paid to acquire Woori Asset Management Corp., Woori Global Asset Management Co., Ltd. and Woori Asset Trust Co., Ltd. which results in goodwill. In addition, the consideration paid for the business combination includes expected synergies, revenue growth, and the amount related to future market growth. However, these benefits through Woori Global Asset Management Co., Ltd. did not meet the identifiable intangible asset recognition requirements and were not recognized separately from goodwill. The Group also acquired a relationship with a customer of Woori Asset Management Corp. and order backlog of Woori Asset Trust Co., Ltd. as part of the acquisition. These relationships with customers were recognized separately from goodwill because they met the reparability criteria to meet the recognition requirements for intangible assets.
Identifiable assets and liabilities recognized
Goodwill	[1]	₩ 350,682,000,000	₩ 153,602,000,000
Disclosure Of Loans And Other Financial Assets At Amortised Cost Recognised As Of Acquisition Date		The acquired financial assets at amortized cost were estimated at fair value. The contractual total of the financial assets at amortized cost of Woori Asset Management Corp. is 18,680 million Won, and the contractual cash flows that are not expected to be recovered as of the acquisition date are 1,941 million Won. Woori Global Asset Management Co., Ltd. has a contractual total of 25,613 million Won for financial assets at amortized cost. The contractual total of Woori Asset Trust Co., Ltd.'s financial assets at amortized cost are 72,686 million Won and will be recovered as of the acquisition date. Unexpected contractual cash flow is 10,894 million Won.
Description of reasons why liability cannot be measured reliably		In addition, although the fund investors have filed a lawsuit seeking compensation for damages, this financial effect was not reflected in the consolidated financial statements as of the end of the current term because the possibility and extent of loss cannot be measured reliably at the end of the current term.
Woori Asset Management Corp.
Disclosure of detailed information about business combination [Line Items]
Name of acquiree		Tong Yang Asset Management Co., Ltd.
Description of acquiree		The Group changed its name to Woori Asset Management Corp.
Date of acquisition		Aug. 01, 2019
Percentage of voting equity interests acquired		73.00%
Description Of Operating Income and Net Income Of The Group		The operating and net income of Woori Asset Management Corp., reflected in the consolidated statement of comprehensive income for the five months after the acquisition date, are 2,365 million Won and 1,720 million Won, respectively. Assuming that the acquisition of Woori Asset Management Corp. was settled on January 1, 2019, the starting date of the annual reporting period, the operating and net profit of Woori Asset Management Corp. would be 10,572 and 7,976 million Won, respectively.
Identifiable assets and liabilities recognized
Cash and Cash equivalents		₩ 12,914,000,000
Financial assets at FVTPL		49,446,000,000
Financial assets at FVTOCI		26,393,000,000
Loans and other financial assets at amortized cost	[2],[3]	16,739,000,000
Premises and equipment		1,610,000,000
Intangible assets	[4]	6,667,000,000
Deferred tax assets		1,547,000,000
Others		63,000,000
Asset total		115,379,000,000
Financial liabilities		5,129,000,000
Provision liabilities		221,000,000
Deferred tax liabilities		1,085,000,000
Others		159,000,000
Liabilities total		6,594,000,000
Identifiable net fair value		108,785,000,000
Transfer price		122,450,000,000
Non-controlling interest	[5]	29,371,000,000
Goodwill		43,036,000,000
The Total Contractual Amount		18,680,000,000
Contractual cash flows that are not expected to be recovered		1,941,000,000
Net cash outflows due to business combination		109,536,000,000
Intangible assets related to customer relationships and order backlog		₩ 6,456,000,000
Description of reasons why liability cannot be measured reliably
Woori Global Asset Management Co., Ltd.
Disclosure of detailed information about business combination [Line Items]
Name of acquiree		ABL Global Asset Management Co., Ltd.
Description of acquiree		The Group changed its name to Woori Global Asset Management Co., Ltd.
Date of acquisition		Aug. 01, 2019
Percentage of voting equity interests acquired		100.00%
Description Of Operating Income and Net Income Of The Group		The operating and net loss of Woori Global Asset Management Co., Ltd. are 1,751 million Won and 1,360 million Won, respectively. Assuming that the acquisition of Woori Global Asset Management Co., Ltd. was settled on January 1, 2019, the starting date of the annual reporting period, the operating and net profit of Woori Global Asset Management Co., Ltd. would be 3,711 million and 2,774 million Won, respectively.
Identifiable assets and liabilities recognized
Cash and Cash equivalents		₩ 2,318,000,000
Financial assets at FVTPL		2,470,000,000
Financial assets at FVTOCI		0
Loans and other financial assets at amortized cost	[2],[3]	25,612,000,000
Premises and equipment		2,145,000,000
Intangible assets	[4]	264,000,000
Deferred tax assets		1,551,000,000
Others		60,000,000
Asset total		34,420,000,000
Financial liabilities		3,329,000,000
Provision liabilities		108,000,000
Deferred tax liabilities		13,000,000
Others		0
Liabilities total		3,450,000,000
Identifiable net fair value		30,970,000,000
Transfer price		33,000,000,000
Non-controlling interest	[5]	0
Goodwill		2,030,000,000
The Total Contractual Amount		25,612,000,000
Contractual cash flows that are not expected to be recovered		0
Net cash outflows due to business combination		30,682,000,000
Intangible assets related to customer relationships and order backlog		₩ 0
Woori Asset Trust Co., Ltd.
Disclosure of detailed information about business combination [Line Items]
Name of acquiree		Kukje Asset Trust Co., Ltd.
Description of acquiree		The Group changed its name to Woori Asset Trust Co., Ltd.
Date of acquisition		Dec. 30, 2019
Percentage of voting equity interests acquired		67.20%
Description Of Operating Income and Net Income Of The Group		Assuming that the acquisition of Woori Woori Asset Trust Co., Ltd. was settled on January 1, 2019, the starting date of the annual reporting period, the operating and net profit of Woori Asset Trust Co., Ltd. would be 41,154 million and 30,981 million Won.
Identifiable assets and liabilities recognized
Cash and Cash equivalents		₩ 67,555,000,000
Financial assets at FVTPL		654,000,000
Financial assets at FVTOCI		0
Loans and other financial assets at amortized cost	[2],[3]	61,792,000,000
Premises and equipment		3,983,000,000
Intangible assets	[4]	39,577,000,000
Deferred tax assets		1,524,000,000
Others		1,828,000,000
Asset total		176,913,000,000
Financial liabilities		12,180,000,000
Provision liabilities		3,820,000,000
Deferred tax liabilities		8,971,000,000
Others		29,410,000,000
Liabilities total		54,381,000,000
Identifiable net fair value		122,532,000,000
Transfer price		224,150,000,000
Non-controlling interest	[5]	40,162,000,000
Goodwill		141,780,000,000
The Total Contractual Amount		72,686,000,000
Contractual cash flows that are not expected to be recovered		10,894,000,000
Net cash outflows due to business combination		156,595,000,000
Intangible assets related to customer relationships and order backlog		37,074,000,000
Business combinations
Identifiable assets and liabilities recognized
Business combination cost		₩ 2,634,000,000

[1]	Goodwill is allocated to the cash-generating unit that will benefit from the synergy effect of the business combination, and the cash-generating unit is generally comprised of the operating or sub-sectors.
[2]	The Group has set 100% loan loss allowance for non-collected accrued income related with management fees of Woori Asset Management Corp. In addition, although the fund investors have filed a lawsuit seeking compensation for damages, this financial effect was not reflected in the consolidated financial statements as of the end of the current term because the possibility and extent of loss cannot be measured reliably at the end of the current term.
[3]	The acquired financial assets at amortized cost were estimated at fair value. The contractual total of the financial assets at amortized cost of Woori Asset Management Corp. is 18,680 million Won, and the contractual cash flows that are not expected to be recovered as of the acquisition date are 1,941 million Won. Woori Global Asset Management Co., Ltd. has a contractual total of 25,612 million Won for financial assets at amortized cost. The contractual total of Woori Asset Trust Co., Ltd.'s financial assets at amortized cost are 72,686 million Won and will be recovered as of the acquisition date. Unexpected contractual cash flow is 10,894 million Won.
[4]	The intangible assets of Woori Asset Management Corp. and Woori Asset Trust Co., Ltd. each include 6,456 million Won in customer relationships and 37,074 million Won in order backlog as a result of business combination and were valued at fair value through the Multi-Period Over-Return Act (MEEM) as they were judged separately identifiable intangible assets. A multi-term excess profit method is a method to estimate the future cash flows generated by each intangible asset and to discount the cash flows generated purely by that intangible asset to its present value by deducting the portion of the asset's contribution to that cash flow generation.
[5]	The non-controlling interest in Woori Asset Management Corp. and Woori Asset Trust Co., Ltd. acquired during the year ended December 31, 2019, was measured as the proportion of the non-controlling interest in the acquiree's identifiable net assets